S000005649 [Member] Expense Example - Wilmington U.S. Treasury Money Market Fund	Apr. 30, 2025 USD ($)
Select Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 33
Expense Example, with Redemption, 3 Years	136
Expense Example, with Redemption, 5 Years	248
Expense Example, with Redemption, 10 Years	577
Service Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	67
Expense Example, with Redemption, 3 Years	224
Expense Example, with Redemption, 5 Years	395
Expense Example, with Redemption, 10 Years	889
Administrative Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	61
Expense Example, with Redemption, 3 Years	218
Expense Example, with Redemption, 5 Years	389
Expense Example, with Redemption, 10 Years	883
Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	26
Expense Example, with Redemption, 3 Years	96
Expense Example, with Redemption, 5 Years	173
Expense Example, with Redemption, 10 Years	399
Preferred Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	16
Expense Example, with Redemption, 3 Years	65
Expense Example, with Redemption, 5 Years	118
Expense Example, with Redemption, 10 Years	$ 274